Key Developments	6 Months Ended
Jun. 30, 2026
Disclosure Of Key Developments [Abstract]
Key developments

4. Key developments

Acquisition of 5.5% gold stream on the Ravenswood gold mine

On June 25, 2026, Triple Flag completed the acquisition of a 5.5% gold stream on the Ravenswood gold mine, operated by Ravenswood Gold Pty Ltd., for total cash consideration of $440 million. The stream rate is 5.5% until 194,200 ounces are delivered, then reduces to 3.75% until 253,000 ounces are delivered, then to 2.5% thereafter. Triple Flag will make ongoing payments of 10% of the spot gold price for each ounce delivered, until 194,200 ounces are delivered and 20% thereafter. The Ravenswood stream covers all existing mining and exploration licenses at the Ravenswood mine, located in Queensland, Australia.

Steppe Gold Settlement on prepay and ATO gold and silver stream ounces

On June 11, 2026, Triple Flag entered into a Settlement Agreement with Steppe Investments Limited, Steppe Gold LLC and Steppe Gold Limited (“Steppe”) in respect of the outstanding amounts of gold and silver deliveries from the Altan Tsagaan Ovoo (“ATO”) mine in Mongolia under the Steppe Stream Agreement and outstanding ounces under the Steppe Prepaid Gold Interest Agreement (the “Settlement”). Under the Settlement, the Company received 1,650 ounces of gold in full satisfaction of the outstanding deliveries under the Steppe Prepaid Gold Interest Agreement, 1,946 ounces of gold and 15,618 ounces of silver, representing the full delivery of all arrears under the Steppe Stream Agreement, and 500 ounces of gold as a stream amendment fee. These ounces received under the Steppe Stream Agreement were recognized in inventory at cost comprising depletion of the stream interest.

Concurrent with the Settlement, Triple Flag and Steppe entered into an Amended and Restated Stream Agreement (“A&R Stream Agreement”) which provides for fixed deliveries of 34,770 ounces of gold over a period of 10 years, commencing in Q3 2026 and ending in Q4 2036. This contractual right to receive metal deliveries meets the definition of a financial asset and has been accounted for as a financial asset measured at fair value through profit or loss. In addition, starting in Q1 2037, Triple Flag will also be entitled to receive delivery of gold equal to 1.5% of the previous quarter’s gold production from the ATO mine, subject to a maximum of 500 gold ounces per quarter. There are no ongoing payments associated with these gold deliveries and there are no step-down or buy-down provisions in this Settlement. As a result of the A&R Stream Agreement, the original stream was derecognized and a financial asset of $96.4 million was recognized as at June 30, 2026 with the corresponding gain on disposal of mineral interest of $79.5 million recognized during the quarter ended June 30, 2026.

Renewal and upsizing of the Revolving Credit Facility

On May 22, 2026, Triple Flag renewed and upsized its Credit Facility. Under the amended agreement, Triple Flag has a Credit Facility of $1 billion with an additional uncommitted accordion of up to $300 million, for total available liquidity of $1.3 billion. The Credit Facility has a term of four years, maturing on May 22, 2030. The Credit Facility is secured by TF Precious Metals under a General Security Agreement.

Acquisition of gross revenue (“GR”) royalties on the Gunnison Copper Project and Johnson Camp Mine

On March 30, 2026, Triple Flag acquired a 3% GR royalty from Greenstone Excelsior Holdings L.P. (“Greenstone”) on the Gunnison Copper Project in Arizona, United States, operated by Gunnison Copper Corp. (“Gunnison”) for total cash consideration of $23.0 million. This royalty is in addition to the existing stream on the Gunnison Project and Triple Flag’s existing royalty on the Johnson Camp Mine.

On May 5, 2026, Triple Flag entered into an agreement (the “Gunnison Option Agreement”) with Gunnison and Altius Royalty Corporation (“Altius”) providing that, if Gunnison is the subject of a change of control on or before March 31, 2028, Gunnison will receive a single option to do all of the following: (a) reduce Triple Flag's 3% gross revenue royalty on the Gunnison Copper Project by 1% for a payment of $20.0 million, and (b) reduce Altius' 1.5% gross revenue royalty on the Gunnison Copper Project by 0.5% for a payment of $10.0 million; and (c) terminate Triple Flag’s expansion option for the stream on the Gunnison Copper Project for a payment of $35.0 million. Pursuant to the Gunnison Option Agreement, Triple Flag and Altius have a veto right on additional royalties, streams or similar burdens on the Gunnison Copper project.

On June 26, 2025, Triple Flag acquired a 1.5% GR royalty from Greenstone on the Johnson Camp Mine in Arizona, United States, operated by Gunnison for total cash consideration of $4.0 million. This royalty is in addition to the pre-existing 1.5% GR royalty which Triple Flag owns on the Johnson Camp Mine.

Investment in the Northparkes E44 deposit

On February 10, 2026, Triple Flag and Evolution Mining Limited (“Evolution”), entered into an agreement whereby Triple Flag will invest $84.3 million into the development of the high-grade E44 gold open pit at Northparkes, which includes a seven-year period of minimum guaranteed stream deliveries from E44 to Triple Flag, totaling 45,052 ounces of gold and 446,200 ounces of silver. Under the terms of the agreement, Triple Flag will be entitled to purchase 20% of payable gold and 30% of payable silver from the E44 gold deposit for an ongoing payment of 10% of the spot gold and silver price for each ounce delivered. Triple Flag’s existing gold and silver stream on Northparkes is unaffected, other than with respect to the E44 gold deposit. The transaction is expected to be funded on December 15, 2026.

Acquisition of Orogen Royalties Inc. (“Orogen”)

On July 9, 2025, Triple Flag completed the acquisition of all of the issued and outstanding common shares of Orogen pursuant to a plan of arrangement (the “Transaction”). Triple Flag paid in aggregate C$171.5 million in cash and issued 5,633,629 Triple Flag common shares to Orogen shareholders. All of Orogen’s royalty assets, except for the 1.0% net smelter returns (“NSR”) royalty on the Arthur gold project (formerly the Expanded Silicon gold project) in Nevada, were spun off to a separate publicly traded company (“Orogen Spinco”) as part of the Transaction. In conjunction with the completion of the transaction, Triple Flag invested C$10.0 million to acquire 6,756,757 common shares of Orogen Spinco, which equates to an approximate 11% interest in Orogen Spinco. On April 23, 2025, Triple Flag transacted and designated foreign exchange forward contracts into cash flow hedge relationships for the anticipated acquisition of Orogen.  These foreign exchange forward contracts had a combined notional value to sell US$130.4 million and buy C$180 million, at a forward contract rate of approximately US$/C$ of 1.38 on July 8, 2025. As at June 30, 2025, the fair value of the foreign exchange forward contracts was $1.8 million, resulting in a gain, net of tax, recognized in other comprehensive income for the three and six months ended June 30, 2025, of $1.3 million.

Acquisition of 0.5% GR royalty on the Tres Quebradas lithium project

On March 19, 2025, Triple Flag completed the acquisition of an existing 0.5% GR royalty from Lithium Royalty Corp. for total cash consideration of $28.0 million. The royalty covers all mineral properties comprising the Tres Quebradas lithium project. Tres Quebradas, located in Catamarca province, Argentina, is 100%-owned and operated by Zijin Mining Group Co., Ltd. through its subsidiary Liex SA.

Acquisition of 5% silver and gold streams on Arcata and Azuca mines

On February 27, 2025, Triple Flag completed the acquisition of 5% silver and gold streams on each of the Arcata and Azuca mines (the “Sierra Sun Streams”) operated by Sierra Precious Metals S.A.C., for total cash consideration of $35.0 million. Triple Flag will make ongoing payments of 10% of the spot silver and gold price for each ounce delivered under the Sierra Sun Streams. The Sierra Sun Streams cover the existing mining and exploration licenses for the Arcata and Azuca mines, both located in Peru, for the life of the operations. There is no step-down in stream rates.